Investments in associates and joint venture (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments in associates and joint ventures
Joint venture (d)	$ 1,628	$ 2,486
Investment In Associates And Joint Ventures	$ 1,527,123	$ 1,520,977	$ 1,422,295
Sociedads Minera Cerro Verde S.A.A.
Investments in associates and joint ventures
Proportion of ownership interest in associate	19.58%	19.58%
Compania Minera Coimolache S.A.
Investments in associates and joint ventures
Proportion of ownership interest in associate	40.10%	40.10%
Investment in associates	$ 99,059	$ 98,388
Tinka resources Ltd
Investments in associates and joint ventures
Proportion of ownership interest in associate	19.32%	19.32%
Investment in associates	$ 9,221	$ 10,678
Other minor investments [Member]
Investments in associates and joint ventures
Investment in associates	1,164	1,165
Associates
Investments in associates and joint ventures
Investment in associates	1,524,331	1,517,326
Associates | Sociedads Minera Cerro Verde S.A.A.
Investments in associates and joint ventures
Investment in associates	1,416,051	1,408,260
Associates | Compania Minera Coimolache S.A.
Investments in associates and joint ventures
Investment in associates	99,059	98,388
Associates | Tinka resources Ltd
Investments in associates and joint ventures
Investment in associates	$ 9,221
Associates | Investment In Associates Excluding Minor Investments [Member]
Investments in associates and joint ventures
Investment in associates		$ 10,678